Offerings	Aug. 20, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Transaction Valuation: Calculated as the aggregate maximum purchase price for shares of beneficial interest. The fee of $6,938.72 was paid in connection with the filing of the Schedule TO by Federated Hermes Project and Trade Finance Tender Fund (File No. 005-89950) on May 23, 2025 (the 'Schedule TO'). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 45,321,469.34
Amount of Registration Fee	$ 6,938.72
Offering Note	Amount of Filing Fee: Calculated at $153.10 per $1,000,000 of the Transaction Valuation.